Shareholder Report, Average Annual Return (Details)	6 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	25 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended	72 Months Ended	75 Months Ended	76 Months Ended		117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000159198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Alternative Investment Fund
C000129685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Alternative Investment Fund
C000213661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Common Ground Fund
C000213660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Common Ground Fund
C000253434
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Eckhardt Managed Futures Strategy Fund
C000253435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Eckhardt Managed Futures Strategy Fund
C000213662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Evolution Plus Fund
C000245743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Global Fund
C000226634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Government Income Tactical Fund
C000159195
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Managed Income Fund
C000129682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Managed Income Fund
C000159197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Market Leaders Fund
C000129684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Market Leaders Fund
C000213664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Pattern Recognition Fund
C000226637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Rising Dividend Tactical Fund
C000161884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified STF Fund
C000161885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified STF Fund
C000213666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Tactical Fixed Income Fund
C000225736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Tactical Sectors Fund
Without Sales Load [Member] | C000159198
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%		13.56%						4.05%					3.46%
Without Sales Load [Member] | C000129685
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		14.30%						4.65%						3.84%
Without Sales Load [Member] | C000213661
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	(2.75%)
Without Sales Load [Member] | C000213660
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%		1.02%						8.12%	9.18%
Without Sales Load [Member] | C000253434
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.87%)	(17.88%)
Without Sales Load [Member] | C000253435
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.41%)		(16.57%)	(13.14%)
Without Sales Load [Member] | C000213662
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%		7.61%						1.64%		0.69%
Without Sales Load [Member] | C000245743
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%		18.67%		14.03%
Without Sales Load [Member] | C000226634
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%		5.52%			(4.73%)
Without Sales Load [Member] | C000159195
Average Annual Return [Line Items]
Average Annual Return, Percent	0.32%		4.55%						0.06%					0.32%
Without Sales Load [Member] | C000129682
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%		5.11%						0.68%						1.13%
Without Sales Load [Member] | C000159197
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%		0.36%						1.62%					8.31%
Without Sales Load [Member] | C000129684
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%		0.98%						2.23%						8.76%
Without Sales Load [Member] | C000213664
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%		27.23%						13.42%			12.30%
Without Sales Load [Member] | C000226637
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%		3.93%				0.57%
Without Sales Load [Member] | C000161884
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%		(3.03%)						6.69%						14.07%
Without Sales Load [Member] | C000161885
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%		(2.47%)						7.34%						14.73%
Without Sales Load [Member] | C000213666
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.88%)		(7.79%)						(8.62%)				(5.24%)
Without Sales Load [Member] | C000225736
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%		3.96%					(4.15%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%		17.88%						14.42%					15.07%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%		17.88%						14.42%						14.82%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.80%	13.78%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.80%		17.02%						13.96%	14.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	11.00%	14.69%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	11.00%		17.88%	15.48%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%		17.88%						14.42%		16.03%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	11.17%		22.34%		21.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%		7.30%			0.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%		7.30%						(0.36%)					1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%		7.30%						(0.36%)						2.01%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	11.17%		22.34%						11.19%					12.01%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	11.17%		22.34%						11.19%						11.72%
50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%		12.64%						6.99%			8.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%		17.88%				12.99%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.70%		21.02%						15.30%						19.70%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.70%		21.02%						15.30%						19.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%		7.30%						(0.36%)				1.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%		17.88%					14.83%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	8.61%		20.43%						9.59%					11.04%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	8.61%		20.43%						9.59%						10.89%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%		17.88%						14.42%			16.14%